Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.39%
Australia–2.40%
Sydney Airport(a)	164,516	$944,881
Transurban Group	154,638	1,627,040
		2,571,921
Brazil–0.66%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	103,990	706,092
Canada–13.39%
Canadian National Railway Co.	15,430	1,676,572
Enbridge, Inc.	187,183	7,378,695
Keyera Corp.	18,902	506,033
Pembina Pipeline Corp.	78,717	2,602,027
TC Energy Corp.	44,960	2,191,782
		14,355,109
China–5.45%
China Gas Holdings Ltd.	696,800	2,161,299
China Merchants Port Holdings Co. Ltd.	150,000	209,151
China Resources Gas Group Ltd.	60,000	369,813
China Tower Corp. Ltd., H Shares(b)	3,226,000	427,638
China Water Affairs Group Ltd.	162,000	121,987
COSCO SHIPPING Ports Ltd.	614,000	438,285
ENN Energy Holdings Ltd.	47,400	993,082
Kunlun Energy Co. Ltd.	1,304,000	1,129,422
		5,850,677
France–6.78%
Eiffage S.A.	16,861	1,717,886
Getlink SE	24,171	387,005
Vinci S.A.	48,851	5,165,170
		7,270,061
Italy–4.11%
Atlantia S.p.A.(a)	43,694	793,916
Enel S.p.A.	82,514	761,916
Infrastrutture Wireless Italiane S.p.A.(b)	134,794	1,525,779
Snam S.p.A.	219,056	1,326,832
		4,408,443
Japan–0.59%
Japan Airport Terminal Co. Ltd.(a)	7,400	319,717
Tokyo Gas Co. Ltd.	16,600	314,894
		634,611
Luxembourg–0.24%
SES S.A., FDR	33,262	256,747
Mexico–1.30%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(a)	22,280	1,089,937
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR(a)	1,712	310,249
		1,400,186
Shares		Value
Spain–9.07%
Aena SME S.A.(a)(b)	18,567	$2,956,882
Atlantica Sustainable Infrastructure PLC	23,741	943,942
Cellnex Telecom S.A.(b)	72,150	4,701,578
EDP Renovaveis S.A.	47,690	1,121,450
		9,723,852
United Kingdom–6.00%
National Grid PLC	229,218	2,932,474
Pennon Group PLC	36,993	657,018
Severn Trent PLC	53,063	2,064,978
United Utilities Group PLC	52,173	777,949
		6,432,419
United States–49.40%
American Tower Corp.	31,871	9,013,119
American Water Works Co., Inc.	28,495	4,847,284
Avangrid, Inc.	60,870	3,173,762
CenterPoint Energy, Inc.	161,800	4,119,428
Cheniere Energy, Inc.(a)	49,121	4,171,847
CMS Energy Corp.	32,631	2,016,269
Crown Castle International Corp.	24,294	4,690,928
Eversource Energy	10,191	879,178
Kinder Morgan, Inc.	56,927	989,391
National Fuel Gas Co.	7,936	408,148
NextEra Energy, Inc.	42,178	3,285,666
NiSource, Inc.	41,892	1,037,665
ONE Gas, Inc.	3,319	244,876
ONEOK, Inc.	38,701	2,011,291
PG&E Corp.(a)	213,605	1,877,588
SBA Communications Corp., Class A	18,133	6,183,172
Targa Resources Corp.	41,853	1,762,430
Williams Cos., Inc. (The)	90,357	2,263,443
		52,975,485
Total Common Stocks & Other Equity Interests (Cost $89,350,226)		106,585,603
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	193,139	193,139
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	197,270	197,349
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	220,731	220,731
Total Money Market Funds (Cost $611,209)		611,219
TOTAL INVESTMENTS IN SECURITIES—99.96% (Cost $89,961,435)		107,196,822
OTHER ASSETS LESS LIABILITIES–0.04%		44,151
NET ASSETS–100.00%		$107,240,973

See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $9,611,877, which represented 8.96% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,583	$9,053,158	$(9,116,602)	$-	$-	$193,139	$48
Invesco Liquid Assets Portfolio, Institutional Class	320,208	6,458,274	(6,581,179)	(31)	77	197,349	90
Invesco Treasury Portfolio, Institutional Class	293,238	10,346,467	(10,418,974)	-	-	220,731	22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	141,985	(141,985)	-	-	-	1*
Invesco Private Prime Fund	-	207,268	(207,268)	-	-	-	16*
Total	$870,029	$26,207,152	$(26,466,008)	$(31)	$77	$611,219	$177

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,571,921	$—	$2,571,921
Brazil	706,092	—	—	706,092
Canada	14,355,109	—	—	14,355,109
China	—	5,850,677	—	5,850,677
France	—	7,270,061	—	7,270,061
Italy	—	4,408,443	—	4,408,443
Japan	—	634,611	—	634,611
Luxembourg	—	256,747	—	256,747
Mexico	1,400,186	—	—	1,400,186
Spain	943,942	8,779,910	—	9,723,852
United Kingdom	—	6,432,419	—	6,432,419
United States	52,975,485	—	—	52,975,485
Money Market Funds	611,219	—	—	611,219
Total Investments	$70,992,033	$36,204,789	$—	$107,196,822
Invesco Global Infrastructure Fund